PREPAID LAND LEASES	12 Months Ended
Jun. 30, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Land Leases [Text Block]
NOTE 7 -	PREPAID LAND LEASES

A summary of prepaid land leases is as follows:

	June 30,
	2017	2018

Prepaid land leases	$12,335	$12,611
Less: Accumulated amortization	(2,129)	(2,439)

	$10,206	$10,172

The amortization for the years ended June 30, 2016, 2017 and 2018 were $281, $261 and $270, respectively.

The annual amortization of prepaid land leases for each of the five succeeding years is as follows:

Year ending June 30,
2019	$267
2020	267
2021	267
2022	267
2023	267

$1,335